Segment information - Summary of Reconciliation of CCS Earnings to Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Reconciliation Of Ccs Earnings To Income [Line Items]
Income attributable to Shell plc shareholders	$ 16,094	$ 19,359	$ 42,309
Income attributable to non-controlling interest	427	277	565
Income for the period	16,521	19,636	42,874
Current cost of supplies adjustment:
Taxation	(13,492)	(13,194)	(21,497)
CCS earnings
Current cost of supplies adjustment:
Purchases	388	815	(1,714)
Taxation	(91)	(203)	444
Share of profit of joint ventures and associates	(26)	33	(42)
Current cost of supplies adjustment	271	645	(1,312)
Of which:
Attributable to Shell plc shareholders	257	650	(1,196)
Attributable to non-controlling interest	14	(5)	(116)
CCS earnings	16,792	20,281	41,562
Of which:
CCS earnings attributable to Shell plc shareholders	16,351	20,008	41,113
CCS earnings attributable to non-controlling interest	$ 441	$ 273	$ 449